FRANKLIN TEMPLETON GROUP
                             777 Mariners Island Blvd.
                              San Mateo, CA 94404


January 3, 2001

Filed Via EDGAR (CIK #0000225930)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  TEMPLETON FUNDS, INC.
           File Nos. 2-60067 and 811-2781

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 29, 2000.


Sincerely yours,

TEMPLETON FUNDS, INC.


/s/DAVID P. GOSS

David P. Goss
Counsel